Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 22,135,310	$ 2,756,490	[1]
Restricted cash	62,947	25,016	[1]
Short-term investments	4,680,843		[1]
Accounts receivable, net	4,939,912	1,233,038	[1]
Receivables from supply chain financing	10,741,981		[1]
Prepaid expenses and other current assets	971,839	280,202	[1]
Loans to third parties - current portion	1,915,709	2,434,715	[1]
Due from discontinued operations		9,201,432	[1]
Receivable from sale of discontinued operations	14,950,730		[1]
Assets of discontinued operations - current		36,985,779	[1]
TOTAL CURRENT ASSETS	60,399,271	52,916,672	[1]
NON-CURRENT ASSETS:
Property and equipment, net	655,643	287,057	[1]
Intangible assets, net	3,726,602	4,189,350	[1]
Right-of-use assets, net	1,464,745	502,670	[1]
Loans to third parties - non-current		2,872,820	[1]
Equity investments	484,864	500,715	[1]
Investment in limited partnership	15,736,927		[1]
Goodwill	25,172,407	11,074,864	[1]
Deferred tax assets, net	456,370	20,040	[1]
Assets of discontinued operations - non-current		21,636,501	[1]
TOTAL NON-CURRENT ASSETS	47,697,558	41,084,017	[1]
TOTAL ASSETS	108,096,829	94,000,689	[1]
CURRENT LIABILITIES:
Accounts payable	1,312,560	224,045	[1]
Accrued expenses and other current liabilities	2,001,031	674,169	[1]
Operating lease liabilities - current	736,854	138,133	[1]
Advance from customers	11,624	28,728	[1]
Taxes payable	3,133,038	138,157	[1]
Loan from related party	10,528,965		[1]
Due to related parties	2,071,309	7,759,443	[1]
Purchase price payable for acquisition	7,007,905		[1]
Liabilities of discontinued operations - current		28,472,022	[1]
TOTAL CURRENT LIABILITIES	26,803,286	37,434,697	[1]
Operating lease liabilities – non-current	680,130	368,019	[1]
Deferred tax liabilities	676,015	805,826	[1]
Liabilities of discontinued operations - non-current		1,456,634	[1]
TOTAL LIABILITIES	28,159,431	40,065,176	[1]
Commitments and contingencies			[1]
EQUITY:
Additional paid-in capital	59,472,255	28,369,076	[1]
Retained earnings	14,380,976	27,472,766	[1]
Unearned compensation	(624,455)
Accumulated other comprehensive income (loss)	3,593,188	(1,914,232)	[1]
TOTAL SHAREHOLDERS’ EQUITY	76,842,519	53,945,320	[1]
Non-controlling interests	3,094,879	(9,807)	[1]
TOTAL EQUITY	79,937,398	53,935,513	[1]
TOTAL LIABILITIES AND EQUITY	108,096,829	94,000,689	[1]
Class A common stock
EQUITY:
Common stock value	20,555	17,710	[1]
TOTAL EQUITY	20,555	17,710
Class B common stock
EQUITY:
Common stock value
TOTAL EQUITY

[1]	The amounts have been reclassified to conform with the Group’s decision to classify Hebron HK as assets and liabilities of discontinued operations.